Capital structure and financial items - Borrowings - Contractual Undiscounted Cash Flows (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows at the end of the year	kr 4,145
Lease liabilities	3,824
Leases, Non-current liabilities	3,009
Leases, Current liabilities	815
Non-current portion of non-current borrowings	3,009	kr 0
Current borrowings	1,474
Total, undiscounted cash flow	4,804
Total, Contractual discounted cashflows included in the balance sheet at the end of the year	4,483	4,503
Bank loan classified as financing activities	595	506
Bank loan classified as cash and cash equivalents	64	kr 9
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows at the end of the year	847
Total, undiscounted cash flow	1,506
1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows at the end of the year	1,424
Total, undiscounted cash flow	1,424
3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows at the end of the year	734
Total, undiscounted cash flow	734
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows at the end of the year	1,140
Total, undiscounted cash flow	1,140
Bank overdrafts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	659
Non-current portion of non-current borrowings	0
Current borrowings	659
Total, Contractual discounted cashflows included in the balance sheet at the end of the year	659
Bank overdrafts | Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	659
Bank overdrafts | 1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	0
Bank overdrafts | 3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	0
Bank overdrafts | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	kr 0